UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from January 1, 2024 to January 31, 2024

Commission File Number of issuing entity: 333-261470-06

Central Index Key Number of issuing entity: 0001966071

WORLD OMNI SELECT AUTO TRUST 2023-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-261470

Central Index Key Number of depositor: 0001083199

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Paula Pescaru, Assistant Secretary, (954) 418-5368

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2a	☐	☐	☒	☐
Asset Backed Notes, Class A-2b	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐
Asset Backed Notes, Class C	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒     No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of World Omni Select Auto Trust 2023-A (the “Issuing Entity”) for the distribution period commencing on January 1, 2024 and expiring on January 31, 2024 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Monthly Servicer’s Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on March 15, 2023 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data Files for the asset pool of the Issuing Entity for the January calendar month filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on February 29, 2024 (the “Form ABS-EE”) are incorporated into this Form 10-D by reference.

The Asset Related Documents (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the January calendar month filed as Exhibit 103 to the Form ABS-EE also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 9, 2024

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Compliance with European Union and United Kingdom Risk Retention Rules.

World Omni Financial Corp. (“World Omni”), as “originator” (as such term is defined for the purposes of each of the Securitization Regulations (as defined in the Sale and Servicing Agreement)) with respect to each Receivable (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “Retained Interest”), in the form specified in paragraph (d) of Article 6(3) of each of the Securitization Regulations (as defined in the Sale and Servicing Agreement), by holding and continuing to hold, all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”) (being a special purpose entity and not an operating company), WOAR in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by the Issuing Entity, such Certificates constituting the first loss tranche and representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) transferred to the Issuing Entity.

World Omni has not (and has not permitted WOAR or any of its other affiliates to) subject the Retained Interest to any credit risk mitigation or hedging, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, to the extent permitted in accordance with the Securitization Rules. Further, World Omni has not changed the retention option or the method of calculating the Retained Interest.

Item 10. Exhibits.

Exhibit 99.1.            Monthly Servicer’s Certificate for the distribution period commencing on January 1, 2024 and expiring on January 31, 2024.

Exhibit 102.1          Asset Data File for the calendar month January 1, 2024 to January 31, 2024 (See Exhibit 102 to Form ABS-EE filed by World Omni Select Auto Trust 2023-A on February 29, 2024 which is incorporated by reference herein).

Exhibit 103.1          Asset Related Document for the calendar month January 1, 2024 to January 31, 2024 (See Exhibit 103 to Form ABS-EE filed by World Omni Select Auto Trust 2023-A on February 29, 2024 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Select Auto Trust 2023-A
(Issuing Entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: February 29, 2024		/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer